UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	07-31-2011

ITEM 1.  REPORTS TO STOCKHOLDERS.

ANNUAL REPORT           JULY 31, 2011

Legacy Focused Large Cap Fund

President’s Letter	2
Independent Chairman’s Letter	3
Market Perspective	4
Performance	5
Portfolio Commentary	7
Fund Characteristics	9
Shareholder Fee Example	10
Schedule of Investments	12
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	21
Report of Independent Registered Public Accounting Firm	25
Management	26
Approval of Management Agreement	29
Additional Information	34

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended July 31, 2011. Our report offers investment performance and portfolio information, presented with the expert perspective and commentary of our portfolio management team.

This report remains one of our most important vehicles for conveying information about investment performance, as well as the market factors and strategies that affect fund returns. For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site.

Reporting Period Perspective: “Risk Rally” Ended, Economic Growth Lost Momentum

Benefiting from optimism, risk appetites, expanding corporate earnings, and other investment conditions that may prove difficult to sustain, global stock and high-yield corporate bond markets produced above-average returns for the 12 months ended July 31, 2011. Meanwhile, high-quality bonds lagged. Conditions shifted significantly during the last three months of the fiscal year—not enough to fully change the “risk was rewarded” theme of the period, but certainly enough to suggest greater caution ahead.

Broad stock market indices generally gained 15–30% during the period as monetary and fiscal intervention in 2010 stimulated growth and fueled investor optimism about economic and financial market conditions in 2011 and 2012. Most notably, the U.S. Federal Reserve launched its second round of quantitative easing (QE2), involving the purchase of U.S. government securities. This was designed to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks.

Anticipation of QE2 and its potential impact, along with robust corporate earnings growth, helped trigger a “risk rally” that extended from August 2010 through April 2011. But the rally ran out of steam in May and June of 2011 as QE2 ended, the European debt crisis returned to prominence, and other debt and global economic challenges emerged. Concerns about fiscal austerity measures in debt-ridden countries revived recession fears and deflated global equity market returns. We appreciate your continued trust in us during these uncertain times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who joined the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12-18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Market Perspective

By David Hollond, Chief Investment Officer,
U.S. Growth Equity — Mid & Small Cap

Stocks Gained as Economy Improved

The U.S. stock market generated solid results for the 12-month period ended July 31, 2011, with broad equity markets gaining more than 20%. Driving the rally was growing investor confidence in U.S. economic recovery, although that confidence eroded somewhat in the final months of the period.

After a bumpy start stemming from an uncertain economic outlook, the equity market began a steady rise in September 2010, as improving data apparently quelled investor concerns of a “double-dip” recession (a return to recession after a brief period of recovery). Notably, employment growth figures turned positive after 2½ years of persistent job losses, and the manufacturing sector showed renewed signs of life. A second round of the Federal Reserve’s quantitative easing program and an extension of expiring tax breaks through 2012 further reassured markets that a promising economic recovery was underway.

New challenges in early 2011 included political unrest in the Middle East and Africa, as well as a devastating earthquake and tsunami in Japan. Nevertheless, equities gained ground until May, when evidence of a slowdown in economic activity and renewed concerns surrounding sovereign debt in Europe weighed on investor confidence. As a result, markets declined modestly in the following months. As the reporting period came to a close, both chambers of Congress debated over a bill to raise the federal debt ceiling and reduce government spending, and stocks pulled back amid heightened levels of volatility.

As the table below illustrates, mid- and small-cap shares generated the strongest returns, outpacing large-cap issues. Growth stocks outperformed value across all market capitalizations, particularly among smaller companies. Every sector of the market delivered positive results, led by energy, which benefited from rising prices. The industrials and materials sectors also performed well, while the financials sector was the laggard for the reporting period.

Market Index Total Returns
For the 12 months ended July 31, 2011
U.S. Stocks
Russell 1000 Index (Large-Cap)	20.68%
Russell Midcap Index	24.51%
Russell 2000 Index (Small-Cap)	23.92%
Foreign Stocks
MSCI EAFE (Europe, Australasia, Far East) Index	17.17%
MSCI Emerging Markets Index	17.45%

4

Performance

Total Returns as of July 31, 2011
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
Investor Class	ACFOX	18.07%	2.35%	2.49%	5/31/06
S&P 500 Index	—	19.65%	2.39%	2.47%	—
Institutional Class	ACFSX	18.36%	2.57%	2.71%	5/31/06
Advisor Class	ACFDX	17.78%	2.08%	2.23%	5/31/06
R Class	ACFCX	17.49%	1.84%	1.97%	5/31/06

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund is considered nondiversified, which may subject the fund to risk because a price change in any one security may have a greater impact than would be the case if the fund were diversified. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

5

Growth of $10,000 Over Life of Class
$10,000 investment made May 31, 2006

*From 5/31/06, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	Advisor Class	R Class
1.11%	0.91%	1.36%	1.61%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund is considered nondiversified, which may subject the fund to risk because a price change in any one security may have a greater impact than would be the case if the fund were diversified. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

6

Portfolio Commentary

Portfolio Managers: John T. Small Jr. and Stephen Pool

Performance Summary

Legacy Focused Large Cap returned 18.07%* for the 12 months ended July 31, 2011, lagging the 19.65% return of the portfolio’s benchmark, the S&P 500 Index.

As discussed in the Market Perspective on page 4, U.S. stock indices generally delivered solid returns during the reporting period amid signs of improving economic conditions and investor sentiment, although those factors faltered late in the period. In an environment of changing and volatile market conditions, Legacy Focused Large Cap’s management team remained focused on the fundamental business prospects of its portfolio investments.

Legacy Focused Large Cap delivered positive returns for the reporting period and derived positive results from every sector in which it invested, but its performance lagged that of its benchmark. The majority of the relative underperformance was attributable to stock decisions in the health care, information technology, and consumer discretionary sectors. Holdings in the materials, financials, and consumer staples sectors partially offset those relative losses.

Health Care Led Underperformance, but Some Positions Contributed

Although the health care sector contributed positively to absolute returns, it was the largest source of relative underperformance for Legacy Focused Large Cap. Notable detractors within the pharmaceuticals industry included Novartis AG. The company’s share price declined while held in the portfolio due to concerns about health care reform, although it delivered positive returns in the benchmark for the entire period. Select positions within the health care equipment and the biotechnology industries also weighed on relative performance.

Elsewhere in the sector, though, an overweight position in United Health Group, Inc. added substantially to relative gains. The company delivered solid earnings growth due largely to better medical cost trends and an increase in members.

Information Technology, Consumer Discretionary Detracted

Within the information technology sector, a position in SanDisk detracted from absolute and relative performance. The maker of flash memory card products experienced a profit decline during the reporting period as rising costs crimped margins. Semiconductor company Broadcom also curbed absolute and relative performance. The provider of semiconductors for wired and wireless communications delivered gains in the benchmark as its earnings exceeded analysts’ expectations during the reporting period, but its share price declined for the period it was held in the portfolio.

Although the information technology sector as a whole detracted from relative performance, some holdings contributed. In the internet software industry, Legacy Focused Large Cap maintained a stake in Baidu Inc., China’s dominant internet search engine. The company contributed substantially to performance, achieving solid earnings growth as a result of market share gains and increased revenue per customer.

*All fund returns referenced in this commentary are for Investor Class shares.

7

In the consumer discretionary sector, Legacy Focused Large Cap’s stock choices in the specialty retail industry hurt relative performance. A position in big box electronics chain Best Buy proved detrimental as the company delivered earnings that fell below analysts’ expectations. Overweight positions within the multiline retail and the hotels, restaurants and leisure industry groups also trimmed relative results.

Materials, Financials, Consumer Staples Contributed

The materials sector was the largest source of relative outperformance for Legacy Focused Large Cap. Within the sector, key holdings within the chemicals industry group included Agrium, a supplier of agricultural products and services. The company’s share price outperformed as commodity prices climbed during the reporting period, increasing demand for agricultural products. Overweight positions within the metals and mining industry also helped relative returns as these companies benefited from higher commodities prices.

Effective stock decisions across the financials sector added to relative and absolute gains, particularly within the capital markets industry group. Within the consumer staples sector, tobacco company Lorillard contributed to relative performance as it benefited from increased unit sales volume and higher average prices.

Some Energy Holdings Helped

Although the energy sector overall was a drag on Legacy Focused Large Cap’s relative performance, some holdings within the sector contributed significantly to both absolute and relative gains. Notably, Williams Companies was the largest single contributor to positive results. The natural gas company exceeded analysts’ expectations and swung to a profit in 2011 as natural gas prices climbed.

Outlook

We remain cautiously optimistic in our market outlook. Although markets delivered solid results in the past 12 months, we continue to look for more meaningful and sustainable improvements in economic conditions. Regardless of conditions, Legacy Focused Large Cap employs financial acceleration and price momentum screens to identify investment opportunities in any given economic environment. As always, it will employ a quantitative model to exploit large-cap investment opportunities across the growth and value spectrums.

8

Fund Characteristics

JULY 31, 2011
Top Ten Holdings	% of net assets
International Business Machines Corp.	4.7%
AutoZone, Inc.	4.2%
McDonald’s Corp.	4.1%
Lorillard, Inc.	4.0%
Chevron Corp.	4.0%
Walgreen Co.	3.9%
Eli Lilly & Co.	3.9%
PPG Industries, Inc.	3.9%
Philip Morris International, Inc.	3.8%
Wal-Mart Stores, Inc.	3.6%

Top Five Industries	% of net assets
Oil, Gas & Consumable Fuels	14.2%
Health Care Providers & Services	9.9%
Tobacco	7.8%
Food & Staples Retailing	7.5%
Pharmaceuticals	6.9%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	82.7%
Foreign Common Stocks(1)	17.3%
Total Common Stocks	100.0%
Temporary Cash Investments	—(2)
Other Assets and Liabilities	—(2)
(1)	Includes depositary shares, dual listed securities and foreign ordinary shares.
(2)	Category is less than 0.05% of total net assets.

9

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

10

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period* 2/1/11 – 7/31/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,034.00	$5.55	1.10%
Institutional Class	$1,000	$1,034.80	$4.54	0.90%
Advisor Class	$1,000	$1,032.20	$6.80	1.35%
R Class	$1,000	$1,031.40	$8.06	1.60%
Hypothetical
Investor Class	$1,000	$1,019.34	$5.51	1.10%
Institutional Class	$1,000	$1,020.33	$4.51	0.90%
Advisor Class	$1,000	$1,018.10	$6.76	1.35%
R Class	$1,000	$1,016.86	$8.00	1.60%
*	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

11

Schedule of Investments

JULY 31, 2011

	Shares	Value
Common Stocks — 100.0%
AEROSPACE & DEFENSE — 3.3%
Lockheed Martin Corp.	3,565	$ 269,977
AUTO COMPONENTS — 2.8%
Magna International, Inc.	4,740	231,170
BEVERAGES — 3.2%
Dr Pepper Snapple Group, Inc.	6,961	262,847
CAPITAL MARKETS — 3.3%
Ameriprise Financial, Inc.	4,875	263,737
CHEMICALS — 3.9%
PPG Industries, Inc.	3,698	311,372
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.4%
Telecomunicacoes de Sao Paulo SA ADR	7,075	224,419
TELUS Corp.	5,510	290,212
		514,631
ELECTRIC UTILITIES — 1.2%
NV Energy, Inc.	6,500	96,460
FOOD & STAPLES RETAILING — 7.5%
Walgreen Co.	8,166	318,801
Wal-Mart Stores, Inc.	5,519	290,906
		609,707
HEALTH CARE PROVIDERS & SERVICES — 9.9%
AmerisourceBergen Corp.	7,080	271,235
Humana, Inc.	3,468	258,643
UnitedHealth Group, Inc.	5,404	268,201
		798,079
HOTELS, RESTAURANTS & LEISURE — 4.1%
McDonald’s Corp.	3,854	333,294
INSURANCE — 4.9%
Prudential plc ADR	5,468	123,139
Travelers Cos., Inc. (The)	4,893	269,751
		392,890
IT SERVICES — 4.7%
International Business Machines Corp.	2,078	377,884
MEDIA — 3.6%
Omnicom Group, Inc.	6,150	288,558
METALS & MINING — 1.6%
Freeport-McMoRan Copper & Gold, Inc.	2,418	128,057
OIL, GAS & CONSUMABLE FUELS — 14.2%
Chevron Corp.	3,124	324,959
Enterprise Products Partners LP	6,992	290,797
Marathon Oil Corp.	8,085	250,392
YPF SA ADR	6,698	285,134
		1,151,282
PHARMACEUTICALS — 6.9%
Eli Lilly & Co.	8,151	312,183
Novo Nordisk A/S ADR	2,030	247,701
		559,884
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.5%
Analog Devices, Inc.	7,652	263,229
Texas Instruments, Inc.	8,730	259,717
		522,946
SPECIALTY RETAIL — 4.2%
AutoZone, Inc.(1)	1,197	341,684
TOBACCO — 7.8%
Lorillard, Inc.	3,069	325,989
Philip Morris International, Inc.	4,314	307,028
		633,017
TOTAL COMMON STOCKS(Cost $7,686,833)		8,087,476
Temporary Cash Investments(2)
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares (Cost $3,693)	3,693	3,693
TOTAL INVESTMENT SECURITIES — 100.0%(Cost $7,690,526)		8,091,169
OTHER ASSETS AND LIABILITIES(2)		(3,742)
TOTAL NET ASSETS — 100.0%		$8,087,427

Geographic Diversification
(as a % of net assets)
United States	82.7%
Canada	6.4%
Argentina	3.5%
Denmark	3.1%
Brazil	2.8%
United Kingdom	1.5%
Cash and Equivalents*	—
*	Includes temporary cash investments and other assets and liabilities. Category is less than 0.05% of total net assets.

Notes to Schedule of Investments

ADR = American Depositary Receipt
(1)	Non-income producing.
(2)	Ctegory is less than 0.05% of total net assets.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

JULY 31, 2011
Assets
Investment securities, at value (cost of $7,690,526)	$8,091,169
Receivable for capital shares sold	457
Dividends and interest receivable	6,979
8,098,605

Liabilities
Payable for capital shares redeemed	3,199
Accrued management fees	7,884
Distribution and service fees payable	95
11,178

Net Assets	$8,087,427

Net Assets Consist of:
Capital (par value and paid-in surplus)	$19,979,838
Undistributed net investment income	86,631
Accumulated net realized loss	(12,379,685)
Net unrealized appreciation	400,643
$8,087,427

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$7,638,260	717,014	$10.65
Institutional Class, $0.01 Par Value	$32,696	3,059	$10.69
Advisor Class, $0.01 Par Value	$398,701	37,675	$10.58
R Class, $0.01 Par Value	$17,770	1,690	$10.51

See Notes to Financial Statements.

13

Statement of Operations

YEAR ENDED JULY 31, 2011
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $480)	$199,873
Interest	55
199,928
Expenses:
Management fees	102,116
Distribution and service fees:
Advisor Class	359
R Class	86
Directors’ fees and expenses	359
Other expenses	782
103,702

Net investment income (loss)	96,226

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	1,896,740
Change in net unrealized appreciation (depreciation) on investments	(339,899)

Net realized and unrealized gain (loss)	1,556,841

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,653,067

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

YEARS ENDED JULY 31, 2011 AND JULY 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$96,226	$150,138
Net realized gain (loss)	1,896,740	3,001,258
Change in net unrealized appreciation (depreciation)	(339,899)	(1,707,089)
Net increase (decrease) in net assets resulting from operations	1,653,067	1,444,307

Distributions to Shareholders
From net investment income:
Investor Class	(135,139)	(4,406)
Institutional Class	(480)	(99)
Advisor Class	(873)	—
R Class	(155)	—
Decrease in net assets from distributions	(136,647)	(4,505)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(3,819,241)	(4,837,158)

Net increase (decrease) in net assets	(2,302,821)	(3,397,356)

Net Assets
Beginning of period	10,390,248	13,787,604
End of period	$8,087,427	$10,390,248

Undistributed net investment income	$86,631	$136,554

See Notes to Financial Statements.

15

Notes to Financial Statements

JULY 31, 2011

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Legacy Focused Large Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in stocks of large-sized market capitalization companies.

The fund is authorized to issue the Investor Class, the Institutional Class, the Advisor Class and the R Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

16

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.10% for the Investor Class, Advisor Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the year ended July 31, 2011 was 1.10% for the Investor Class, Advisor Class and R Class and 0.90% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the Advisor Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the year ended July 31, 2011 are detailed in the Statement of Operations.

17

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the year ended July 31, 2011 were $24,939,856 and $28,518,382, respectively.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Year ended July 31, 2011		Year ended July 31, 2010
	Shares	Amount	Shares	Amount
Investor Class
Sold	122,346	$1,256,135	223,642	$2,035,437
Issued in reinvestment of distributions	12,844	128,053	450	4,273
Redeemed	(541,337)	(5,522,983)	(736,295)	(6,781,022)
	(406,147)	(4,138,795)	(512,203)	(4,741,312)
Institutional Class
Sold	243	2,501	1,597	14,965
Issued in reinvestment of distributions	48	480	10	99
Redeemed	(967)	(9,731)	(1,750)	(15,638)
	(676)	(6,750)	(143)	(574)
Advisor Class
Sold	32,467	348,801	—	—
Issued in reinvestment of distributions	68	677	—	—
Redeemed	(2,289)	(22,367)	(10,263)	(95,418)
	30,246	327,111	(10,263)	(95,418)
R Class
Sold	—	—	15	146
Issued in reinvestment of distributions	16	155	—	—
Redeemed	(100)	(962)	—	—
	(84)	(807)	15	146
Net increase (decrease)	(376,661)	$(3,819,241)	(522,594)	$(4,837,158)

18

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$6,685,701	—	—
Foreign Common Stocks	1,401,775	—	—
Temporary Cash Investments	3,693	—	—
Total Value of Investment Securities	$8,091,169	—	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund is considered nondiversified which may subject the fund to risk because a price change in any one security may have a greater impact than would be the case if the fund were diversified.

19

8. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2011 and July 31, 2010 were as follows:

	2011	2010
Distributions Paid From
Ordinary income	$136,647	$4,505
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of July 31, 2011, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$7,682,229
Gross tax appreciation of investments	$595,592
Gross tax depreciation of investments	(186,652)
Net tax appreciation (depreciation) of investments	$408,940
Undistributed ordinary income	$86,631
Accumulated capital losses	$(12,387,982)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(8,046,764) and $(4,341,218) expire in 2017 and 2018, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

20

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$9.15	$8.31	$12.03	$12.51	$10.11
Income From Investment Operations
Net Investment Income (Loss)(1)	0.11	0.11	0.06	0.02	0.12
Net Realized and Unrealized Gain (Loss)	1.53	0.73	(3.78)	0.15	2.34
Total From Investment Operations	1.64	0.84	(3.72)	0.17	2.46
Distributions
From Net Investment Income	(0.14)	— (2)	—	(0.07)	(0.06)
From Net Realized Gains	—	—	—	(0.46)	—
From Tax Return of Capital	—	—	—	(0.12)	—
Total Distributions	(0.14)	— (2)	—	(0.65)	(0.06)
Net Asset Value, End of Period	$10.65	$9.15	$8.31	$12.03	$12.51

Total Return(3)	18.07%	10.14%	(30.92)%	0.49%	24.44%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.11%	1.11%	1.11%	1.11%	1.10%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.04%	1.19%	0.65%	0.13%	1.24%
Portfolio Turnover Rate	271%	242%	305%	188%	255%
Net Assets, End of Period (in thousands)	$7,638	$10,272	$13,594	$35,334	$8,614
(1)	Computed using average shares outstanding throughout the period.
(2)	Per-share amount was less than $0.005.
(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

See Notes to Financial Statements.

21

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$9.18	$8.34	$12.04	$12.53	$10.11
Income From Investment Operations
Net Investment Income (Loss)(1)	0.13	0.13	0.06	0.06	0.18
Net Realized and Unrealized Gain (Loss)	1.54	0.73	(3.76)	0.13	2.31
Total From Investment Operations	1.67	0.86	(3.70)	0.19	2.49
Distributions
From Net Investment Income	(0.16)	(0.02)	—	(0.08)	(0.07)
From Net Realized Gains	—	—	—	(0.46)	—
From Tax Return of Capital	—	—	—	(0.14)	—
Total Distributions	(0.16)	(0.02)	—	(0.68)	(0.07)
Net Asset Value, End of Period	$10.69	$9.18	$8.34	$12.04	$12.53

Total Return(2)	18.36%	10.33%	(30.73)%	0.61%	24.78%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.91%	0.91%	0.91%	0.91%	0.90%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.24%	1.39%	0.85%	0.33%	1.44%
Portfolio Turnover Rate	271%	242%	305%	188%	255%
Net Assets, End of Period (in thousands)	$33	$34	$32	$3,751	$3,561
(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

See Notes to Financial Statements.

22

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$9.09	$8.28	$12.01	$12.49	$10.11
Income From Investment Operations
Net Investment Income (Loss)(1)	0.06	0.08	0.03	(0.01)	0.10
Net Realized and Unrealized Gain (Loss)	1.55	0.73	(3.76)	0.14	2.33
Total From Investment Operations	1.61	0.81	(3.73)	0.13	2.43
Distributions
From Net Investment Income	(0.12)	—	—	(0.05)	(0.05)
From Net Realized Gains	—	—	—	(0.46)	—
From Tax Return of Capital	—	—	—	(0.10)	—
Total Distributions	(0.12)	—	—	(0.61)	(0.05)
Net Asset Value, End of Period	$10.58	$9.09	$8.28	$12.01	$12.49

Total Return(2)	17.78%	9.78%	(31.06)%	0.24%	24.07%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.36%	1.36%	1.36%	1.36%	1.35%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.79%	0.94%	0.40%	(0.12)%	0.99%
Portfolio Turnover Rate	271%	242%	305%	188%	255%
Net Assets, End of Period (in thousands)	$399	$68	$146	$945	$960
(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

See Notes to Financial Statements.

23

R Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$9.03	$8.24	$11.99	$12.47	$10.10
Income From Investment Operations
Net Investment Income (Loss)(1)	0.05	0.06	— (2)	0.01	0.07
Net Realized and Unrealized Gain (Loss)	1.52	0.73	(3.75)	0.08	2.33
Total From Investment Operations	1.57	0.79	(3.75)	0.09	2.40
Distributions
From Net Investment Income	(0.09)	—	—	(0.04)	(0.03)
From Net Realized Gains	—	—	—	(0.46)	—
From Tax Return of Capital	—	—	—	(0.07)	—
Total Distributions	(0.09)	—	—	(0.57)	(0.03)
Net Asset Value, End of Period	$10.51	$9.03	$8.24	$11.99	$12.47

Total Return(3)	17.49%	9.59%	(31.28)%	(0.02)%	23.82%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.61%	1.61%	1.61%	1.61%	1.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.54%	0.69%	0.15%	(0.37)%	0.74%
Portfolio Turnover Rate	271%	242%	305%	188%	255%
Net Assets, End of Period (in thousands)	$18	$16	$14	$64	$938
(1)	Computed using average shares outstanding throughout the period.
(2)	Per-share amount was less than $0.005.
(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

See Notes to Financial Statements.

24

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
American Century Growth Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Legacy Focused Large Cap Fund, one of the funds constituting American Century Growth Funds, Inc. (the “Corporation”) as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Corporation is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Legacy Focused Large Cap Fund of American Century Growth Funds, Inc. as of July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
September 20, 2011

25

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors), is 72. However, the mandatory retirement age for an individual director may be extended with the approval of the remaining independent directors.

Mr. Thomas is the only director who is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS). The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas A. Brown (1940)	Director	Since 1980	Managing Member, Associated Investments, LLC (real estate investment company); Brown Cascade Properties, LLC (real estate investment company) (2001 to 2009)	64	None
Andrea C. Hall (1945)	Director	Since 1997	Retired as advisor to the President, Midwest Research Institute (not-for-profit research organization) (June 2006)	64	None
Jan M. Lewis (1957)	Director	Since 2011	President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization)(2006 to present); President, BUCON, Inc. (full-service design-build construction company) (2004 to 2006)	64	None
James A. Olson (1942)	Director	Since 2007	Member, Plaza Belmont LLC (private equity fund manager); Chief Financial Officer, Plaza Belmont LLC (September 1999 to September 2006)	64	Saia, Inc. and Entertainment Properties Trust

26

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Donald H. Pratt (1937)	Director and Chairman of the Board	Since 1995 (Chairman since 2005)	Chairman and Chief Executive Officer, Western Investments, Inc. (real estate company)	64	None
M. Jeannine Strandjord (1945)	Director	Since 1994	Retired	64	DST Systems Inc., Euronet Worldwide Inc., and Charming Shoppes, Inc.
John R. Whitten (1946)	Director	Since 2008	Project Consultant, Celanese Corp. (industrial chemical company)	64	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Advisory Director	Since 2011	Retired; Executive Vice President, Technology & Operations, KeyCorp. (computer services)(2004 to 2010)	64	Applied Industrial Technology (2001 to 21010)

Interested Director
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as: Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	104	None

27

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007
President and Chief Executive Officer, ACC (March 2007 to present); Chief
Administrative Officer, ACC (February 2006 to February 2007); Executive
Vice President, ACC (November 2005 to February 2007). Also serves as:
Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM;
Director, ACC, ACIM and other ACC subsidiaries

Barry Fink (1955)	Executive Vice President since 2007
Chief Operating Officer and Executive Vice President, ACC (September 2007
to present); President, ACS (October 2007 to present); Managing Director,
Morgan Stanley (2000 to 2007); Global General Counsel, Morgan Stanley
(2000 to 2006). Also serves as: Manager, ACS and Director, ACC and certain
ACC subsidiaries

Maryanne L. Roepke (1956)	Chief Compliance Officer since 2006 and Senior Vice President since 2000
Chief Compliance Officer, American Century funds, ACIM and ACS (August
2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006);
and Treasurer and Chief Financial Officer, various American Century funds
(July 2000 to August 2006). Also serves as: Senior Vice President, ACS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (February 1994 to present); Vice President, ACC (November
2005 to present), General Counsel, ACC (March 2007 to present); Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and
Senior Vice President, ACIM and ACS

Robert J. Leach (1966)	Vice President, Treasurer and Chief Financial Officer since 2006	Vice President, ACS (February 2000 to present); and Controller, various American Century funds (1997 to September 2006)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to present)

The Statement of Additional Information has additional information about the fund’s directors and is available without charge, upon request, by calling 1-800-345-2021.

28

Approval of Management Agreement

At a meeting held on June 9, 2011, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

29

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different

30

time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance and Portfolio Commentary sections of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

31

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

32

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

33

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

34

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2011.

For corporate taxpayers, the fund hereby designates $136,647, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2011 as qualified for the corporate dividends received deduction.

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Growth Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-ANN-72768   1109

ANNUAL REPORT              JULY 31, 2011

Legacy Large Cap Fund

President’s Letter	2
Independent Chairman’s Letter	3
Market Perspective	4
Performance	5
Portfolio Commentary	6
Fund Characteristics	8
Shareholder Fee Example	9
Schedule of Investments	11
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	21
Report of Independent Registered Public Accounting Firm	25
Management	26
Approval of Management Agreement	29
Additional Information	34

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended July 31, 2011. Our report offers investment performance and portfolio information, presented with the expert perspective and commentary of our portfolio management team.

This report remains one of our most important vehicles for conveying information about investment performance, as well as the market factors and strategies that affect fund returns. For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site.

Reporting Period Perspective: “Risk Rally” Ended, Economic Growth Lost Momentum

Benefiting from optimism, risk appetites, expanding corporate earnings, and other investment conditions that may prove difficult to sustain, global stock and high-yield corporate bond markets produced above-average returns for the 12 months ended July 31, 2011. Meanwhile, high-quality bonds lagged. Conditions shifted significantly during the last three months of the fiscal year—not enough to fully change the “risk was rewarded” theme of the period, but certainly enough to suggest greater caution ahead.

Broad stock market indices generally gained 15–30% during the period as monetary and fiscal intervention in 2010 stimulated growth and fueled investor optimism about economic and financial market conditions in 2011 and 2012. Most notably, the U.S. Federal Reserve launched its second round of quantitative easing (QE2), involving the purchase of U.S. government securities. This was designed to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks.

Anticipation of QE2 and its potential impact, along with robust corporate earnings growth, helped trigger a “risk rally” that extended from August 2010 through April 2011. But the rally ran out of steam in May and June of 2011 as QE2 ended, the European debt crisis returned to prominence, and other debt and global economic challenges emerged. Concerns about fiscal austerity measures in debt-ridden countries revived recession fears and deflated global equity market returns. We appreciate your continued trust in us during these uncertain times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who joined the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12–18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Market Perspective

By David Hollond, Chief Investment Officer,
U.S. Growth Equity — Mid & Small Cap

Stocks Gained as Economy Improved

The U.S. stock market generated solid results for the 12-month period ended July 31, 2011, with broad equity markets gaining more than 20%. Driving the rally was growing investor confidence in U.S. economic recovery, although that confidence eroded somewhat in the final months of the period.

After a bumpy start stemming from an uncertain economic outlook, the equity market began a steady rise in September 2010, as improving data apparently quelled investor concerns of a “double-dip” recession (a return to recession after a brief period of recovery). Notably, employment growth figures turned positive after 2 ½ years of persistent job losses, and the manufacturing sector showed renewed signs of life. A second round of the Federal Reserve’s quantitative easing program and an extension of expiring tax breaks through 2012 further reassured markets that a promising economic recovery was underway.

New challenges in early 2011 included political unrest in the Middle East and Africa, as well as a devastating earthquake and tsunami in Japan. Nevertheless, equities gained ground until May, when evidence of a slowdown in economic activity and renewed concerns surrounding sovereign debt in Europe weighed on investor confidence. As a result, markets declined modestly in the following months. As the reporting period came to a close, both chambers of Congress debated over a bill to raise the federal debt ceiling and reduce government spending, and stocks pulled back amid heightened levels of volatility.

As the table below illustrates, mid- and small-cap shares generated the strongest returns, outpacing large-cap issues. Growth stocks outperformed value across all market capitalizations, particularly among smaller companies. Every sector of the market delivered positive results, led by energy, which benefited from rising prices. The industrials and materials sectors also performed well, while the financials sector was the laggard for the reporting period.

Market Index Total Returns
For the 12 months ended July 31, 2011
U.S. Stocks
Russell 1000 Index (Large-Cap)	20.68%
Russell Midcap Index	24.51%
Russell 2000 Index (Small-Cap)	23.92%
Foreign Stocks
MSCI EAFE (Europe, Australasia, Far East) Index	17.17%
MSCI Emerging Markets Index	17.45%

4

Performance

Total Returns as of July 31, 2011
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
Investor Class	ACGOX	21.69%	2.52%	2.74%	5/31/06
S&P 500 Index	—	19.65%	2.39%	2.47%	—
Russell 1000 Growth Index	—	24.76%	5.52%	4.87%	—
Institutional Class	ACGHX	21.86%	2.73%	2.93%	5/31/06
Advisor Class	ACGDX	21.34%	2.29%	2.49%	5/31/06
R Class	ACGEX	21.02%	2.01%	2.22%	5/31/06

Growth of $10,000 Over Life of Class
$10,000 investment made May 31, 2006

*From 5/31/06, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	Advisor Class	R Class
1.11%	0.91%	1.36%	1.61%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

5

Portfolio Commentary

Portfolio Managers: John T. Small Jr. and Stephen Pool

Performance Summary

Legacy Large Cap returned 21.69%* for the 12 months ended July 31, 2011, lagging the 24.76% return of the Russell 1000 Growth Index, but outperforming the 19.65% return of the S&P 500 Index.

As discussed in the Market Perspective on page 4, U.S. stock indices generally delivered solid returns during the reporting period amid signs of improving economic conditions and investor sentiment, although those factors faltered late in the period. In an environment of changing and volatile market conditions, Legacy Large Cap’s management team remained focused on the fundamental business prospects of its portfolio investments.

Although Legacy Large Cap delivered positive returns for the reporting period, its performance lagged that of the Russell 1000 Growth Index. The majority of the relative underperformance was attributable to stock decisions in the information technology, financials, and consumer discretionary sectors. Holdings in the industrials, materials, and telecommunications services sectors partially offset those relative losses.

Information Technology Led Underperformance

The information technology sector contributed positively to absolute returns for Legacy Large Cap, but was the largest source of relative underperformance. Two positions in the computers and peripherals industry, in particular, curbed relative returns. The portfolio held a stake in personal computer maker Apple, Inc. Although the company delivered strong earnings due to solid sales growth in its iPhone and iPad devices during the period, the position underperformed its benchmark returns for the time it was held in the portfolio. A position in SanDisk detracted from absolute and relative performance. The maker of flash memory card products experienced a profit decline during the reporting period as rising costs crimped margins.

Also in the sector, a handful of detrimental positions in the semiconductor, IT services, and software industries trimmed relative performance.

Although the information technology sector as a whole detracted from relative performance, some holdings contributed. In the internet software industry, Legacy Large Cap maintained a stake in Baidu, Inc., China’s dominant internet search engine. The company contributed substantially to performance, achieving solid earnings growth as a result of market share gains and increased revenue per customer.

Financials and Consumer Discretionary Detracted

Within the financials sector, the portfolio held several detrimental positions in the insurance industry. Notably, insurer American International Group registered a sharp decline in first quarter 2011 earnings as it declared a $3.3 billion charge to eliminate debt. Elsewhere in the financials sector, Legacy Large Cap held positions in the consumer finance and commercial banks industry groups that weighed on relative performance.

*All fund returns referenced in this commentary are for Investor Class shares.

6

In the consumer discretionary sector, Legacy Large Cap’s stock choices in the specialty retail industry collectively detracted from relative performance. Detractors included big box electronics chain Best Buy, which delivered earnings that fell below analysts’ expectations. The portfolio also held detrimental positions in the hotels, restaurants, and leisure industry and the auto components industry.

Industrials, Materials, Telecommunications Contributed

The industrials sector was a source of relative outperformance. As commodity prices climbed during the reporting period, companies in the sector outperformed the broader Russell 1000 Growth Index. Legacy Large Cap benefited from overweight stakes in the sector, particularly within the machinery industry. An overweight position in road and rail company Union Pacific Corp. also contributed to relative gains.

Similarly, holdings in the materials sector as a group benefited from a rise in commodity prices during the period. In the telecommunications services sector, the portfolio held several positions in the diversified telecommunications group that added to relative performance, largely due to increasing demand in emerging markets.

Some Health Care Holdings Contributed

Legacy Large Cap was rewarded for its overweight allocation to the health care sector. Within the sector, an overweight position in UnitedHealth Group, Inc. added substantially to relative gains. The company delivered solid earnings growth due largely to better medical cost trends and an increase in members.

Outlook

We remain cautiously optimistic in our market outlook. Despite volatile conditions, markets have performed positively in the past year. Nonetheless, we continue to look for more meaningful improvements in economic conditions. Regardless of conditions, Legacy Large Cap employs financial acceleration and price momentum screens to identify investment opportunities in any given economic environment. As always, it will employ a quantitative model to exploit large-cap investment opportunities across the growth and value spectrums.

7

Fund Characteristics

JULY 31, 2011
Top Ten Holdings	% of net assets
UnitedHealth Group, Inc.	3.2%
Dover Corp.	2.8%
International Business Machines Corp.	2.8%
Lorillard, Inc.	2.7%
Texas Instruments, Inc.	2.6%
AutoZone, Inc.	2.6%
McKesson Corp.	2.5%
Chevron Corp.	2.5%
Coca-Cola Co. (The)	2.5%
Telecomunicacoes de Sao Paulo SA ADR	2.5%

Top Five Industries	% of net assets
Oil, Gas & Consumable Fuels	11.7%
IT Services	9.0%
Semiconductors & Semiconductor Equipment	8.4%
Health Care Providers & Services	8.0%
Food & Staples Retailing	7.0%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	77.2%
Foreign Common Stocks*	24.0%
Total Common Stocks	101.2%
Other Assets and Liabilities	(1.2)%
*	Includes depositary shares, dual listed securities and foreign ordinary shares.

8

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

9

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period* 2/1/11 – 7/31/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,046.30	$5.58	1.10%
Institutional Class	$1,000	$1,046.20	$4.57	0.90%
Advisor Class	$1,000	$1,045.50	$6.85	1.35%
R Class	$1,000	$1,043.60	$8.11	1.60%
Hypothetical
Investor Class	$1,000	$1,019.34	$5.51	1.10%
Institutional Class	$1,000	$1,020.33	$4.51	0.90%
Advisor Class	$1,000	$1,018.10	$6.76	1.35%
R Class	$1,000	$1,016.86	$8.00	1.60%
*	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

10

Schedule of Investments

JULY 31, 2011

	Shares	Value
Common Stocks — 101.2%
AEROSPACE & DEFENSE — 4.3%
Lockheed Martin Corp.	1,816	$ 137,526
Raytheon Co.	2,836	126,854
		264,380
AUTO COMPONENTS — 0.4%
Magna International, Inc.	450	21,947
BEVERAGES — 2.5%
Coca-Cola Co. (The)	2,280	155,063
BIOTECHNOLOGY — 1.9%
Pharmasset, Inc.(1)	980	118,952
CHEMICALS — 2.8%
E.I. du Pont de Nemours & Co.	987	50,752
LyondellBasell Industries NV, Class A	3,061	120,787
		171,539
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.7%
Telecomunicacoes de Sao Paulo SA ADR	4,887	155,015
TELUS Corp.	2,531	133,308
		288,323
ELECTRIC UTILITIES — 1.4%
Companhia Energetica de Minas Gerais ADR	4,474	86,348
FOOD & STAPLES RETAILING — 7.0%
Costco Wholesale Corp.	1,905	149,066
Walgreen Co.	3,453	134,805
Wal-Mart Stores, Inc.	2,732	144,004
		427,875
FOOD PRODUCTS — 2.4%
Green Mountain Coffee Roasters, Inc.(1)	1,421	147,713
GAS UTILITIES — 0.2%
UGI Corp.	328	9,938
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Becton, Dickinson & Co.	1,687	141,050
HEALTH CARE PROVIDERS & SERVICES — 8.0%
Cardinal Health, Inc.	3,260	142,657
McKesson Corp.	1,923	155,994
UnitedHealth Group, Inc.	3,916	194,351
		493,002
HOTELS, RESTAURANTS & LEISURE — 2.9%
McDonald’s Corp.	1,770	153,070
Yum! Brands, Inc.	438	23,135
		176,205
INSURANCE — 3.2%
Chubb Corp. (The)	2,184	136,456
Travelers Cos., Inc. (The)	1,057	58,273
		194,729
INTERNET & CATALOG RETAIL — 0.9%
priceline.com, Inc.(1)	100	53,765
IT SERVICES — 9.0%
Accenture plc, Class A	2,331	137,855
Broadridge Financial Solutions, Inc.	1,409	32,492
Infosys Ltd. ADR	1,311	81,570
International Business Machines Corp.	943	171,485
Western Union Co. (The)	6,521	126,573
		549,975
MACHINERY — 2.8%
Dover Corp.	2,857	172,763
MEDIA — 2.1%
Cablevision Systems Corp., Class A	520	12,667
Omnicom Group, Inc.	2,018	94,685
Pearson plc ADR	1,006	19,164
		126,516
METALS & MINING — 2.9%
Freeport-McMoRan Copper & Gold, Inc.	2,856	151,254
Rio Tinto plc ADR	330	23,423
		174,677
MULTILINE RETAIL — 0.5%
Kohl’s Corp.	525	28,723
MULTI-UTILITIES — 0.1%
DTE Energy Co.	123	6,130
OFFICE ELECTRONICS — 2.3%
Canon, Inc. ADR	2,932	141,674
OIL, GAS & CONSUMABLE FUELS — 11.7%
Chevron Corp.	1,492	155,198
ConocoPhillips	2,094	150,747
Enterprise Products Partners LP	3,144	130,759
Marathon Oil Corp.	4,028	124,747
NuStar Energy LP	610	38,436
YPF SA ADR	2,723	115,918
		715,805
PHARMACEUTICALS — 3.5%
AstraZeneca plc ADR	107	5,190
Eli Lilly & Co.	2,321	88,894
Novo Nordisk A/S ADR	979	119,458
		213,542

11

Shares	Value
ROAD & RAIL — 0.8%
Union Pacific Corp.	499	$ 51,138
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.4%
Analog Devices, Inc.	3,408	117,235
ASML Holding NV New York Shares	1,060	37,789
Intel Corp.	2,961	66,119
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,838	133,958
Texas Instruments, Inc.	5,296	157,556
		512,657
SOFTWARE — 3.2%
Check Point Software Technologies Ltd.(1)	722	41,623
Fortinet, Inc.(1)	2,490	50,597
Oracle Corp.	3,440	105,195
		197,415
SPECIALTY RETAIL — 2.6%
AutoZone, Inc.(1)	551	157,283
TOBACCO — 4.9%
Lorillard, Inc.	1,561	165,809
Philip Morris International, Inc.	1,926	137,074
		302,883
WIRELESS TELECOMMUNICATION SERVICES — 1.5%
NTT DoCoMo, Inc. ADR	5,055	93,720
TOTAL INVESTMENT SECURITIES — 101.2%(Cost $5,689,807)		6,195,730
OTHER ASSETS AND LIABILITIES — (1.2)%		(70,977)
TOTAL NET ASSETS — 100.0%		$6,124,753

Geographic Diversification
(as a % of net assets)
United States	77.2%
Brazil	3.9%
Japan	3.8%
Netherlands	2.6%
Canada	2.5%
Ireland	2.3%
Taiwan (Republic of China)	2.2%
Denmark	2.0%
Argentina	1.9%
India	1.3%
United Kingdom	0.8%
Israel	0.7%
Other Assets and Liabilities	(1.2)%

Notes to Schedule of Investments

ADR = American Depositary Receipt
(1)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

JULY 31, 2011
Assets
Investment securities, at value (cost of $5,689,807)	$6,195,730
Receivable for capital shares sold	785
Dividends and interest receivable	8,395
6,204,910

Liabilities
Disbursements in excess of demand deposit cash	73,585
Payable for capital shares redeemed	514
Accrued management fees	5,981
Distribution and service fees payable	77
80,157

Net Assets	$6,124,753

Net Assets Consist of:
Capital (par value and paid-in surplus)	$8,750,249
Undistributed net investment income	48,016
Accumulated net realized loss	(3,179,435)
Net unrealized appreciation	505,923
$6,124,753

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$5,742,234	540,540	$10.62
Institutional Class, $0.01 Par Value	$64,042	6,012	$10.65
Advisor Class, $0.01 Par Value	$291,899	27,601	$10.58
R Class, $0.01 Par Value	$26,578	2,523	$10.53

See Notes to Financial Statements.

13

Statement of Operations

YEAR ENDED JULY 31, 2011
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $95)	$160,476
Interest	53
160,529

Expenses:
Management fees	74,843
Distribution and service fees:
Advisor Class	805
R Class	1,862
Directors’ fees and expenses	292
Other expenses	726
78,528

Net investment income (loss)	82,001

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	1,641,256
Change in net unrealized appreciation (depreciation) on investments	(334,143)

Net realized and unrealized gain (loss)	1,307,113

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,389,114

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

YEARS ENDED JULY 31, 2011 AND JULY 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$82,001	$71,641
Net realized gain (loss)	1,641,256	1,118,669
Change in net unrealized appreciation (depreciation)	(334,143)	(476,093)
Net increase (decrease) in net assets resulting from operations	1,389,114	714,217

Distributions to Shareholders
From net investment income:
Investor Class	(54,847)	(70,574)
Institutional Class	(5,170)	(4,710)
Advisor Class	(2,369)	(1,987)
R Class	(2,170)	(1,880)
Decrease in net assets from distributions	(64,556)	(79,151)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(2,255,712)	(2,921,474)

Net increase (decrease) in net assets	(931,154)	(2,286,408)

Net Assets
Beginning of period	7,055,907	9,342,315
End of period	$6,124,753	$7,055,907

Undistributed net investment income	$48,016	$64,463

See Notes to Financial Statements.

15

Notes to Financial Statements

JULY 31, 2011

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Legacy Large Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in stocks of large-sized market capitalization companies.

The fund is authorized to issue the Investor Class, the Institutional Class, the Advisor Class and the R Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

16

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.10% for the Investor Class, Advisor Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the year ended July 31, 2011 was 1.10% for the Investor Class, Advisor Class and R Class and 0.90% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the Advisor Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued

17

daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the year ended July 31, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the year ended July 31, 2011 were $13,134,427 and $15,144,375, respectively.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Year ended July 31, 2011		Year ended July 31, 2010
	Shares	Amount	Shares	Amount
Investor Class
Sold	74,738	$748,777	117,375	$1,047,090
Issued in reinvestment of distributions	5,286	52,277	7,267	66,276
Redeemed	(209,029)	(2,034,204)	(384,933)	(3,431,672)
	(129,005)	(1,233,150)	(260,291)	(2,318,306)
Institutional Class
Sold	—	—	1,638	14,965
Issued in reinvestment of distributions	522	5,170	515	4,710
Redeemed	(39,823)	(433,436)	(40,887)	(377,955)
	(39,301)	(428,266)	(38,734)	(358,280)
Advisor Class
Sold	4,966	53,901	17,496	152,915
Issued in reinvestment of distributions	240	2,369	218	1,987
Redeemed	(14,448)	(146,078)	(14,584)	(127,009)
	(9,242)	(89,808)	3,130	27,893
R Class
Sold	228	2,377	6	50
Issued in reinvestment of distributions	220	2,170	207	1,880
Redeemed	(47,228)	(509,035)	(30,024)	(274,711)
	(46,780)	(504,488)	(29,811)	(272,781)
Net increase (decrease)	(224,328)	$(2,255,712)	(325,706)	$(2,921,474)

18

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$4,726,983	—	—
Foreign Common Stocks	1,468,747	—	—
Total Value of Investment Securities	$6,195,730	—	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

8. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2011 and July 31, 2010 were as follows:

	2011	2010
Distributions Paid From
Ordinary income	$64,556	$79,151
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

19

As of July 31, 2011, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$5,687,249
Gross tax appreciation of investments	$569,501
Gross tax depreciation of investments	(61,020)
Net tax appreciation (depreciation) of investments	$508,481
Undistributed ordinary income	$48,016
Accumulated capital losses	$(3,181,993)

The difference between book-basis and tax-basis cost and unrealized appreciation  (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(1,773,472) and $(1,408,521) expire in 2017 and 2018, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the  date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

20

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$8.81	$8.30	$11.60	$11.90	$10.15
Income From Investment Operations
Net Investment Income (Loss)(1)	0.12	0.08	0.07	0.01	0.08
Net Realized and Unrealized Gain (Loss)	1.78	0.51	(3.37)	0.41	1.73
Total From Investment Operations	1.90	0.59	(3.30)	0.42	1.81
Distributions
From Net Investment Income	(0.09)	(0.08)	—	(0.03)	(0.06)
From Net Realized Gains	—	—	—	(0.61)	—
From Tax Return of Capital	—	—	—	(0.08)	—
Total Distributions	(0.09)	(0.08)	—	(0.72)	(0.06)
Net Asset Value, End of Period	$10.62	$8.81	$8.30	$11.60	$11.90

Total Return(2)	21.69%	7.13%	(28.45)%	3.07%	17.83%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.11%	1.11%	1.10%	1.11%	1.10%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.23%	0.86%	0.83%	0.10%	0.72%
Portfolio Turnover Rate	194%	163%	283%	175%	246%
Net Assets, End of Period (in thousands)	$5,742	$5,901	$7,714	$13,487	$5,887
(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

See Notes to Financial Statements.

21

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$8.84	$8.32	$11.61	$11.92	$10.15
Income From Investment Operations
Net Investment Income (Loss)(1)	0.13	0.09	0.08	0.04	0.10
Net Realized and Unrealized Gain (Loss)	1.79	0.53	(3.37)	0.40	1.74
Total From Investment Operations	1.92	0.62	(3.29)	0.44	1.84
Distributions
From Net Investment Income	(0.11)	(0.10)	—	(0.04)	(0.07)
From Net Realized Gains	—	—	—	(0.61)	—
From Tax Return of Capital	—	—	—	(0.10)	—
Total Distributions	(0.11)	(0.10)	—	(0.75)	(0.07)
Net Asset Value, End of Period	$10.65	$8.84	$8.32	$11.61	$11.92

Total Return(2)	21.86%	7.45%	(28.34)%	3.19%	18.16%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.91%	0.91%	0.90%	0.91%	0.90%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.43%	1.06%	1.03%	0.30%	0.92%
Portfolio Turnover Rate	194%	163%	283%	175%	246%
Net Assets, End of Period (in thousands)	$64	$401	$699	$947	$899
(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

See Notes to Financial Statements.

22

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$8.78	$8.26	$11.58	$11.88	$10.14
Income From Investment Operations
Net Investment Income (Loss)(1)	0.10	0.05	0.04	(0.02)	0.05
Net Realized and Unrealized Gain (Loss)	1.77	0.53	(3.36)	0.41	1.73
Total From Investment Operations	1.87	0.58	(3.32)	0.39	1.78
Distributions
From Net Investment Income	(0.07)	(0.06)	—	(0.02)	(0.04)
From Net Realized Gains	—	—	—	(0.61)	—
From Tax Return of Capital	—	—	—	(0.06)	—
Total Distributions	(0.07)	(0.06)	—	(0.69)	(0.04)
Net Asset Value, End of Period	$10.58	$8.78	$8.26	$11.58	$11.88

Total Return(2)	21.34%	7.01%	(28.67)%	2.81%	17.59%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.36%	1.36%	1.35%	1.36%	1.35%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.98%	0.61%	0.58%	(0.15)%	0.47%
Portfolio Turnover Rate	194%	163%	283%	175%	246%
Net Assets, End of Period (in thousands)	$292	$323	$278	$1,304	$895
(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

See Notes to Financial Statements.

23

R Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$8.74	$8.23	$11.56	$11.87	$10.14
Income From Investment Operations
Net Investment Income (Loss)(1)	0.06	0.03	0.03	(0.05)	0.02
Net Realized and Unrealized Gain (Loss)	1.77	0.52	(3.36)	0.40	1.73
Total From Investment Operations	1.83	0.55	(3.33)	0.35	1.75
Distributions
From Net Investment Income	(0.04)	(0.04)	—	(0.02)	(0.02)
From Net Realized Gains	—	—	—	(0.61)	—
From Tax Return of Capital	—	—	—	(0.03)	—
Total Distributions	(0.04)	(0.04)	—	(0.66)	(0.02)
Net Asset Value, End of Period	$10.53	$8.74	$8.23	$11.56	$11.87

Total Return(2)	21.02%	6.64%	(28.81)%	2.47%	17.33%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.61%	1.61%	1.60%	1.61%	1.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.73%	0.36%	0.33%	(0.40)%	0.22%
Portfolio Turnover Rate	194%	163%	283%	175%	246%
Net Assets, End of Period (in thousands)	$27	$431	$651	$915	$903
(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

See Notes to Financial Statements.

24

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
American Century Growth Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Legacy Large Cap Fund, one of the funds constituting American Century Growth Funds, Inc. (the “Corporation”) as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Corporation is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Legacy Large Cap Fund of American Century Growth Funds, Inc. as of July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
September 20, 2011

25

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors), is 72. However, the mandatory retirement age for an individual director may be extended with the approval of the remaining independent directors.

Mr. Thomas is the only director who is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS). The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5Years
Independent Directors
Thomas A. Brown (1940)	Director	Since 1980	Managing Member, Associated Investments, LLC (real estate investment company); Brown Cascade Properties, LLC (real estate investment company) (2001 to 2009)	64	None
Andrea C. Hall (1945)	Director	Since 1997	Retired as advisor to the President, Midwest Research Institute (not-for-profit research organization) (June 2006)	64	None
Jan M. Lewis (1957)	Director	Since 2011	President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization) (2006 to present); President, BUCON, Inc. (full-service design-build construction company) (2004 to 2006)	64	None
James A. Olson (1942)	Director	Since 2007	Member, Plaza Belmont LLC (private equity fund manager); Chief Financial Officer, Plaza Belmont LLC (September 1999 to September 2006)	64	Saia, Inc. and Entertainment Properties Trust

26

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5Years
Independent Directors
Donald H. Pratt (1937)	Director and Chairman of the Board	Since 1995 (Chairman since 2005)	Chairman and Chief Executive Officer, Western Investments, Inc. (real estate company)	64	None
M. Jeannine Strandjord (1945)	Director	Since 1994	Retired	64	DST Systems Inc., Euronet Worldwide Inc., and Charming Shoppes, Inc.
John R. Whitten (1946)	Director	Since 2008	Project Consultant, Celanese Corp. (industrial chemical company)	64	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Advisory Director	Since 2011	Retired; Executive Vice President, Technology & Operations, KeyCorp. (computer services) (2004 to 2010)	64	Applied Industrial Technology (2001 to 21010)

Interested Director
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as: Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	104	None

27

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007
President and Chief Executive Officer, ACC (March 2007 to present); Chief
Administrative Officer, ACC (February 2006 to February 2007); Executive
Vice President, ACC (November 2005 to February 2007). Also serves as:
Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM;
Director, ACC, ACIM and other ACC subsidiaries

Barry Fink (1955)	Executive Vice President since 2007
Chief Operating Officer and Executive Vice President, ACC (September 2007
to present); President, ACS (October 2007 to present); Managing Director,
Morgan Stanley (2000 to 2007); Global General Counsel, Morgan Stanley
(2000 to 2006). Also serves as: Manager, ACS and Director, ACC and certain
ACC subsidiaries

Maryanne L. Roepke (1956)	Chief Compliance Officer since 2006 and Senior Vice President since 2000
Chief Compliance Officer, American Century funds, ACIM and ACS (August
2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006);
and Treasurer and Chief Financial Officer, various American Century funds
(July 2000 to August 2006). Also serves as: Senior Vice President, ACS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (February 1994 to present); Vice President, ACC (November
2005 to present), General Counsel, ACC (March 2007 to present); Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and
Senior Vice President, ACIM and ACS

Robert J. Leach (1966)	Vice President, Treasurer and Chief Financial Officer since 2006	Vice President, ACS (February 2000 to present); and Controller, various American Century funds (1997 to September 2006)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to present)

The Statement of Additional Information has additional information about the fund’s directors and is available without charge, upon request, by calling 1-800-345-2021.

28

Approval of Management Agreement

At a meeting held on June 9, 2011, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

29

Nature, Extent and Quality of Services Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time

30

horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance and Portfolio Commentary sections of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

31

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

32

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

33

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

34

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2011.

For corporate taxpayers, the fund hereby designates $64,556, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2011 as qualified for the corporate dividends received deduction.

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Growth Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-ANN-72769   1109

ANNUAL REPORT             JULY 31, 2011

Legacy Multi Cap Fund

President’s Letter	2
Independent Chairman’s Letter	3
Market Perspective	4
Performance	5
Portfolio Commentary	6
Fund Characteristics	8
Shareholder Fee Example	9
Schedule of Investments	11
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	22
Report of Independent Registered Public Accounting Firm	26
Management	27
Approval of Management Agreement	30
Additional Information	35

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended July 31, 2011. Our report offers investment performance and portfolio information, presented with the expert perspective and commentary of our portfolio management team.

This report remains one of our most important vehicles for conveying information about investment performance, as well as the market factors and strategies that affect fund returns. For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site.

Reporting Period Perspective: “Risk Rally” Ended, Economic Growth Lost Momentum

Benefiting from optimism, risk appetites, expanding corporate earnings, and other investment conditions that may prove difficult to sustain, global stock and high-yield corporate bond markets produced above-average returns for the 12 months ended July 31, 2011. Meanwhile, high-quality bonds lagged. Conditions shifted significantly during the last three months of the fiscal year—not enough to fully change the “risk was rewarded” theme of the period, but certainly enough to suggest greater caution ahead.

Broad stock market indices generally gained 15–30% during the period as monetary and fiscal intervention in 2010 stimulated growth and fueled investor optimism about economic and financial market conditions in 2011 and 2012. Most notably, the U.S. Federal Reserve launched its second round of quantitative easing (QE2), involving the purchase of U.S. government securities. This was designed to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks.

Anticipation of QE2 and its potential impact, along with robust corporate earnings growth, helped trigger a “risk rally” that extended from August 2010 through April 2011. But the rally ran out of steam in May and June of 2011 as QE2 ended, the European debt crisis returned to prominence, and other debt and global economic challenges emerged. Concerns about fiscal austerity measures in debt-ridden countries revived recession fears and deflated global equity market returns. We appreciate your continued trust in us during these uncertain times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who joined the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12–18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

Market Perspective

By David Hollond, Chief Investment Officer,
U.S. Growth Equity — Mid & Small Cap

Stocks Gained as Economy Improved

The U.S. stock market generated solid results for the 12-month period ended July 31, 2011, with broad equity markets gaining more than 20%. Driving the rally was growing investor confidence in U.S. economic recovery, although that confidence eroded somewhat in the final months of the period.

After a bumpy start stemming from an uncertain economic outlook, the equity market began a steady rise in September 2010, as improving data apparently quelled investor concerns of a “double-dip” recession (a return to recession after a brief period of recovery). Notably, employment growth figures turned positive after 2 ½ years of persistent job losses, and the manufacturing sector showed renewed signs of life. A second round of the Federal Reserve’s quantitative easing program and an extension of expiring tax breaks through 2012 further reassured markets that a promising economic recovery was underway.

New challenges in early 2011 included political unrest in the Middle East and Africa, as well as a devastating earthquake and tsunami in Japan. Nevertheless, equities gained ground until May, when evidence of a slowdown in economic activity and renewed concerns surrounding sovereign debt in Europe weighed on investor confidence. As a result, markets declined modestly in the following months. As the reporting period came to a close, both chambers of Congress debated over a bill to raise the federal debt ceiling and reduce government spending, and stocks pulled back amid heightened levels of volatility.

As the table below illustrates, mid- and small-cap shares generated the strongest returns, outpacing large-cap issues. Growth stocks outperformed value across all market capitalizations, particularly among smaller companies. Every sector of the market delivered positive results, led by energy, which benefited from rising prices. The industrials and materials sectors also performed well, while the financials sector was the laggard for the reporting period.

Market Index Total Returns
For the 12 months ended July 31, 2011
U.S. Stocks
Russell 1000 Index (Large-Cap)	20.68%
Russell Midcap Index	24.51%
Russell 2000 Index (Small-Cap)	23.92%
Foreign Stocks
MSCI EAFE (Europe, Australasia, Far East) Index	17.17%
MSCI Emerging Markets Index	17.45%

Performance

Total Returns as of July 31, 2011
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
Investor Class	ACMNX	24.71%	2.48%	2.28%	5/31/06
Russell 3000 Index	—	20.94%	2.89%	2.82%	—
Institutional Class	ACMHX	24.91%	2.69%	2.48%	5/31/06
Advisor Class	ACMFX	24.31%	2.19%	2.00%	5/31/06
R Class	ACMEX	24.04%	1.92%	1.72%	5/31/06

Growth of $10,000 Over Life of Class
$10,000 investment made May 31, 2006

*From 5/31/06, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	Advisor Class	R Class
1.16%	0.96%	1.41%	1.66%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary

Portfolio Managers: John T. Small Jr. and Stephen Pool

Performance Summary

Legacy Multi Cap returned 24.71%* for the 12 months ended July 31, 2011, outperforming its benchmark, the Russell 3000 Index, which returned 20.94%.

As discussed in the Market Perspective on page 4, U.S. stock indices generally delivered solid returns during the reporting period amid signs of improving economic conditions and investor sentiment, although those factors faltered late in the period. In an environment of changing and volatile market conditions, Legacy Multi Cap’s management team remained focused on the fundamental business prospects of its portfolio investments.

Legacy Multi Cap delivered solid results for the reporting period and derived positive returns from every major industry sector in which it invested. Within the portfolio, stock selection in the consumer discretionary, industrials, and consumer staples sectors all contributed meaningfully to outperformance relative to the benchmark. Holdings in the energy and telecommunications services sectors partially offset those relative gains.

Consumer Discretionary Led Relative Gains

The consumer discretionary sector was a key source of outperformance relative to the benchmark. Within the auto components industry, an overweight stake in automotive supplier TRW Automotive Holdings Corp. helped absolute and relative returns. The company, which makes safety electronics and airbags, delivered solid earnings as a result of strong demand from China and a federal mandate requiring side airbags for all U.S.-made passenger vehicles by 2012.

Also in the consumer discretionary sector, the portfolio benefited from a stake in priceline.com. The internet-based travel company benefited not only from secular growth of internet-based, do-it-yourself businesses, but also cyclical growth—travel volumes increased as the economy emerged from the global economic recession. In addition, priceline has succeeded in gaining market share from competitors, and has enjoyed growth overseas—many European and Asian markets are behind the U.S. in this secular transformation of the travel industry.

Within the textiles and luxury goods industry group, the portfolio was rewarded for a substantial overweight stake in Deckers Outdoor. The maker of Ugg brand footwear experienced a 95% share price gain in the benchmark for the period as demand climbed, particularly within its U.S. market.

Industrials, Consumer Staples Contributed

The industrials sector was also a key source of outperformance relative to the benchmark. A stake in Joy Global, which makes equipment used in resource extraction, contributed meaningfully to relative gains. The company’s earnings growth and backlog were supported by demand resulting from two key trends. First, record-high prices for coal and other commodities translated into a significant increase in mining activity underway, as new mines came on line and miners

*All fund returns referenced in this commentary are for Investor Class shares.

looked to extract additional output from existing operations. Additionally, demand for new equipment in China grew as the country worked to improve the safety and productivity of mines. The company is well positioned to benefit from these trends because there are few providers of this specialized equipment in the world.

Within the consumer staples sector, Legacy Multi Cap benefited from a position in food manufacturer and distributor B&G Foods. The company’s increased revenues in the reporting period were due largely to a shift to higher margin products.

Energy, Telecommunications Services Lagged

Holdings in the energy sector weighed on relative performance. Within the oil, gas, and consumable fuels industry group, the portfolio held positions in several natural gas producers, including EXCO Resources, that underperformed for the reporting period.

The telecommunications services sector was also a source of relative underperformance for Legacy Multi Cap. Here, the portfolio held detrimental positions in several wireless telecommunications companies that lagged benchmark returns.

Information Technology Detracted, but Some Holdings Helped

The information technology sector overall underperformed relative to the benchmark. However, a meaningful overweight position in Isilon Systems represented the largest single contribution to relative returns. Isilon, which designs and markets clustered storage systems for storing and managing file-based data, saw its share price gain as it agreed to be acquired by data storage company EMC during the period.

Outlook

We remain cautiously optimistic in our market outlook. Despite market volatility, markets delivered solid performance during the reporting period. However, we continue to look for more meaningful improvements in economic conditions. Regardless of economic and market conditions, Legacy Multi Cap employs financial acceleration and price momentum characteristics to identify investment opportunities in any given economic environment. As always, it will employ a quantitative model to exploit investment opportunities across the growth and value spectrum.

Fund Characteristics

JULY 31, 2011
Top Ten Holdings	% of net assets
Wal-Mart Stores, Inc.	2.0%
NuStar Energy LP	1.9%
Pinnacle West Capital Corp.	1.7%
Humana, Inc.	1.5%
AutoZone, Inc.	1.5%
UnitedHealth Group, Inc.	1.4%
B&G Foods, Inc.	1.4%
McDonald’s Corp.	1.2%
International Business Machines Corp.	1.2%
Eli Lilly & Co.	1.2%

Top Five Industries	% of net assets
Oil, Gas & Consumable Fuels	17.1%
Food & Staples Retailing	8.5%
Health Care Providers & Services	7.6%
Insurance	5.9%
Pharmaceuticals	5.2%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	84.5%
Foreign Common Stocks*	17.5%
Total Common Stocks	102.0%
Other Assets and Liabilities	(2.0)%
*	Includes depositary shares, dual listed securities and foreign ordinary shares.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period* 2/1/11 – 7/31/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,051.10	$5.90	1.16%
Institutional Class	$1,000	$1,051.70	$4.88	0.96%
Advisor Class	$1,000	$1,048.60	$7.16	1.41%
R Class	$1,000	$1,048.10	$8.43	1.66%
Hypothetical
Investor Class	$1,000	$1,019.04	$5.81	1.16%
Institutional Class	$1,000	$1,020.03	$4.81	0.96%
Advisor Class	$1,000	$1,017.80	$7.05	1.41%
R Class	$1,000	$1,016.56	$8.30	1.66%
*	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

JULY 31, 2011

	Shares	Value
Common Stocks — 102.0%
AEROSPACE & DEFENSE — 2.8%
L-3 Communications Holdings, Inc.	822	$ 65,037
Lockheed Martin Corp.	1,190	90,119
Raytheon Co.	1,794	80,245
		235,401
BEVERAGES — 2.1%
Coca-Cola Co. (The)	1,373	93,378
Dr Pepper Snapple Group, Inc.	2,258	85,262
		178,640
CHEMICALS — 1.0%
Valspar Corp.	2,598	85,396
COMMERCIAL SERVICES & SUPPLIES — 2.1%
Higher One Holdings, Inc.(1)	4,682	92,938
Pitney Bowes, Inc.	3,884	83,700
Waste Management, Inc.	117	3,684
		180,322
COMMUNICATIONS EQUIPMENT — 1.0%
Comtech Telecommunications Corp.	2,980	80,311
Nokia Oyj ADR	797	4,623
		84,934
COMPUTERS & PERIPHERALS — 0.1%
Diebold, Inc.	199	6,018
CONTAINERS & PACKAGING — 0.6%
Greif, Inc., Class A	835	50,977
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
TELUS Corp.	1,805	95,070
Windstream Corp.	3,034	37,045
		132,115
ELECTRIC UTILITIES — 2.5%
Northeast Utilities	105	3,570
NV Energy, Inc.	4,255	63,144
Pinnacle West Capital Corp.	3,400	143,990
		210,704
FOOD & STAPLES RETAILING — 8.5%
Casey’s General Stores, Inc.	1,950	87,750
Costco Wholesale Corp.	1,257	98,360
CVS Caremark Corp.	2,440	88,694
Kroger Co. (The)	3,901	97,018
Safeway, Inc.	4,355	87,840
Walgreen Co.	2,320	90,573
Wal-Mart Stores, Inc.	3,256	171,624
		721,859
FOOD PRODUCTS — 2.6%
B&G Foods, Inc.	6,499	122,116
Hormel Foods Corp.	183	5,302
Unilever plc ADR	2,990	95,859
		223,277
GAS UTILITIES — 2.0%
Atmos Energy Corp.	2,402	80,299
UGI Corp.	2,860	86,658
		166,957
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Baxter International, Inc.	1,469	85,452
Becton, Dickinson & Co.	1,069	89,379
		174,831
HEALTH CARE PROVIDERS & SERVICES — 7.6%
AmerisourceBergen Corp.	2,461	94,281
BioScrip, Inc.(1)	4,266	30,630
Cardinal Health, Inc.	2,228	97,497
Humana, Inc.	1,720	128,277
LifePoint Hospitals, Inc.(1)	2,371	87,964
McKesson Corp.	1,107	89,800
UnitedHealth Group, Inc.	2,474	122,785
		651,234
HOTELS, RESTAURANTS & LEISURE — 2.1%
Choice Hotels International, Inc.	2,462	75,066
McDonald’s Corp.	1,195	103,344
		178,410
HOUSEHOLD DURABLES — 0.4%
Garmin Ltd.	993	32,402
INDUSTRIAL CONGLOMERATES — 1.0%
General Electric Co.	4,579	82,010
INSURANCE — 5.9%
Allied World Assurance Co. Holdings AG	1,297	70,622
Alterra Capital Holdings Ltd.	4,016	87,509
Maiden Holdings Ltd.	9,780	90,660
Montpelier Re Holdings Ltd.	4,284	73,942
PartnerRe Ltd.	1,325	88,536
Progressive Corp. (The)	359	7,065
Torchmark Corp.	2,172	87,727
		506,061
INTERNET & CATALOG RETAIL — 1.1%
HSN, Inc.(1)	2,865	93,657
INTERNET SOFTWARE & SERVICES — 0.8%
j2 Global Communications, Inc.(1)	2,494	66,690

Shares	Value
IT SERVICES — 4.1%
Broadridge Financial Solutions, Inc.	2,271	$ 52,369
DST Systems, Inc.	1,957	100,179
Fidelity National Information Services, Inc.	329	9,877
International Business Machines Corp.	564	102,563
ManTech International Corp., Class A	2,169	88,495
		353,483
MEDIA — 1.6%
Cablevision Systems Corp., Class A	3,506	85,406
Charter Communications, Inc., Class A(1)	1,000	54,000
		139,406
MULTILINE RETAIL — 1.1%
Kohl’s Corp.	1,759	96,235
MULTI-UTILITIES — 2.6%
CenterPoint Energy, Inc.	1,545	30,251
CMS Energy Corp.	4,573	87,527
DTE Energy Co.	1,779	88,665
NiSource, Inc.	422	8,495
TECO Energy, Inc.	481	8,913
		223,851
OFFICE ELECTRONICS — 0.4%
Canon, Inc. ADR	701	33,872
OIL, GAS & CONSUMABLE FUELS — 17.1%
Buckeye Partners LP	1,461	91,955
Chevron Corp.	914	95,074
ConocoPhillips	30	2,160
Crosstex Energy LP	1,883	32,162
El Paso Pipeline Partners LP	213	7,493
Energy Transfer Equity LP	2,014	83,239
Enterprise Products Partners LP	2,256	93,827
EXCO Resources, Inc.	4,538	72,199
Genesis Energy, LP	3,524	91,201
Magellan Midstream Partners LP	1,512	89,238
Marathon Oil Corp.	2,847	88,172
NuStar Energy LP	2,615	164,771
Plains All American Pipeline LP	1,473	91,591
Plains Exploration & Production Co.(1)	74	2,887
Sunoco Logistics Partners LP	1,054	90,401
Targa Resources Partners LP	2,855	98,298
TC PipeLines LP	2,010	89,365
Teekay Offshore Partners LP	3,044	87,089
YPF SA ADR	2,100	89,397
		1,460,519
PHARMACEUTICALS — 5.2%
Abbott Laboratories	1,797	92,222
AstraZeneca plc ADR	1,988	96,438
Eli Lilly & Co.	2,647	101,380
Novo Nordisk A/S ADR	767	93,589
Pfizer, Inc.	3,344	64,339
		447,968
REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.0%
MFA Financial, Inc.	11,288	84,547
Piedmont Office Realty Trust, Inc., Class A	3,051	62,698
Rayonier, Inc.	1,569	101,122
Realty Income Corp.	2,739	88,908
Ventas, Inc.	1,657	89,694
		426,969
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.0%
Analog Devices, Inc.	1,869	64,294
Intel Corp.	4,437	99,078
Microchip Technology, Inc.	2,451	82,721
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,500	92,700
Texas Instruments, Inc.	2,899	86,245
		425,038
SOFTWARE — 1.1%
Giant Interative Group, Inc. ADR	11,964	92,003
SPECIALTY RETAIL — 4.0%
Aeropostale, Inc.(1)	4,761	80,223
AutoZone, Inc.(1)	447	127,596
Children’s Place Retail Stores, Inc. (The)(1)	1,934	93,451
O’Reilly Automotive, Inc.(1)	287	17,076
PetSmart, Inc.	603	25,941
		344,287
THRIFTS & MORTGAGE FINANCE — 0.9%
New York Community Bancorp., Inc.	5,915	80,030
TOBACCO — 2.2%
Imperial Tobacco Group plc ADR	1,282	88,702
Philip Morris International, Inc.	1,349	96,008
		184,710

Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 4.0%
Cellcom Israel Ltd.	3,289	$ 86,600
NTT DoCoMo, Inc. ADR	5,278	97,854
Telephone & Data Systems, Inc.	2,681	76,033
United States Cellular Corp.(1)	1,859	82,149
		342,636
TOTAL INVESTMENT SECURITIES — 102.0%(Cost $8,634,718)		8,712,902
OTHER ASSETS AND LIABILITIES — (2.0)%		(174,365)
TOTAL NET ASSETS — 100.0%		$8,538,537

Geographic Diversification
(as a % of net assets)
United States	84.5%
Bermuda	4.0%
United Kingdom	3.3%
Japan	1.5%
Switzerland	1.2%
Canada	1.1%
Denmark	1.1%
Taiwan (Republic of China)	1.1%
People’s Republic of China	1.1%
Argentina	1.0%
Bahamas	1.0%
Israel	1.0%
Finland	0.1%
Other Assets and Liabilities	(2.0)%

Notes to Schedule of Investments

ADR = American Depositary Receipt
(1)	Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JULY 31, 2011
Assets
Investment securities, at value (cost of $8,634,718)	$8,712,902
Receivable for capital shares sold	484
Dividends and interest receivable	18,840
8,732,226

Liabilities
Disbursements in excess of demand deposit cash	32,302
Payable for capital shares redeemed	152,509
Accrued management fees	8,762
Distribution and service fees payable	116
193,689

Net Assets	$8,538,537

Net Assets Consist of:
Capital (par value and paid-in surplus)	$17,386,208
Undistributed net investment income	101,820
Accumulated net realized loss	(9,027,675)
Net unrealized appreciation	78,184
$8,538,537

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$8,040,857	737,819	$10.90
Institutional Class, $0.01 Par Value	$33,024	3,009	$10.98
Advisor Class, $0.01 Par Value	$392,688	36,389	$10.79
R Class, $0.01 Par Value	$71,968	6,737	$10.68

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED JULY 31, 2011
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $866)	$198,040
Interest	76
198,116

Expenses:
Management fees	98,425
Distribution and service fees:
Advisor Class	1,006
R Class	334
Directors’ fees and expenses	347
Other expenses	989
101,101

Net investment income (loss)	97,015

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	2,722,609
Change in net unrealized appreciation (depreciation) on investments	(1,001,623)

Net realized and unrealized gain (loss)	1,720,986

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,818,001

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED JULY 31, 2011 AND JULY 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$97,015	$44,927
Net realized gain (loss)	2,722,609	4,657,610
Change in net unrealized appreciation (depreciation)	(1,001,623)	(2,731,618)
Net increase (decrease) in net assets resulting from operations	1,818,001	1,970,919

Distributions to Shareholders
From net investment income:
Investor Class	—	(291,770)
Institutional Class	—	(482)
Advisor Class	—	(8,616)
R Class	—	(423)
Decrease in net assets from distributions	—	(301,291)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(1,046,956)	(17,778,083)

Net increase (decrease) in net assets	771,045	(16,108,455)

Net Assets
Beginning of period	7,767,492	23,875,947
End of period	$8,538,537	$7,767,492

Undistributed net investment income	$101,820	—

See Notes to Financial Statements.

Notes to Financial Statements

JULY 31, 2011

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Legacy Multi Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing in small-, medium- and large-sized market capitalization companies.

The fund is authorized to issue the Investor Class, the Institutional Class, the Advisor Class and the R Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.85% to 1.15% for the Investor Class, Advisor Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the year ended July 31, 2011 was 1.15% for the Investor Class, Advisor Class and R Class and 0.95% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the Advisor Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the year ended July 31, 2011 are detailed in the Statement of Operations.

Other Expenses — The fund’s total other expenses include the fees and expenses of the fund’s  independent directors and their legal counsel, interest, and other miscellaneous expenses.  A portion of these expenses was due to nonrecurring expenses paid by the fund. The  impact of total other expenses to the ratio of operating expenses to average net assets was  0.02% for the year ended July 31, 2011.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the year ended July 31, 2011 were $20,663,912 and $21,132,014, respectively.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Year ended July 31, 2011		Year ended July 31, 2010
	Shares	Amount	Shares	Amount
Investor Class
Sold	225,951	$2,343,620	238,562	$2,054,802
Issued in reinvestment of distributions	—	—	12,661	109,010
Redeemed	(321,297)	(3,297,168)	(2,336,460)	(19,158,326)
	(95,346)	(953,548)	(2,085,237)	(16,994,514)
Institutional Class
Sold	379	4,001	1,055	10,000
Issued in reinvestment of distributions	—	—	56	482
Redeemed	—	—	(2,000)	(16,140)
	379	4,001	(889)	(5,658)
Advisor Class
Sold	12,306	123,176	35,320	286,515
Issued in reinvestment of distributions	—	—	1,007	8,616
Redeemed	(22,666)	(223,162)	(129,442)	(1,082,326)
	(10,360)	(99,986)	(93,115)	(787,195)
R Class
Sold	1,223	11,963	1,656	14,054
Issued in reinvestment of distributions	—	—	50	423
Redeemed	(950)	(9,386)	(619)	(5,193)
	273	2,577	1,087	9,284
Net increase (decrease)	(105,054)	$(1,046,956)	(2,178,154)	$(17,778,083)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$7,215,435	—	—
Foreign Common Stocks	1,497,467	—	—
Total Value of Investment Securities	$8,712,902	—	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2011 and July 31, 2010 were as follows:

	2011	2010
Distributions Paid From
Ordinary income	—	$301,291
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of July 31, 2011, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$8,615,092
Gross tax appreciation of investments	$444,906
Gross tax depreciation of investments	(347,096)
Net tax appreciation (depreciation) of investments	$97,810
Undistributed ordinary income	$101,820
Accumulated capital losses	$(9,047,301)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(8,347,940) and $(699,361) expire in 2017 and 2018, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$8.74	$7.79	$11.72	$12.60	$9.94
Income From Investment Operations
Net Investment Income (Loss)(1)	0.12	0.02	0.11	(0.02)	(0.02)
Net Realized and Unrealized Gain (Loss)	2.04	1.05	(4.04)	(0.69)	2.72
Total From Investment Operations	2.16	1.07	(3.93)	(0.71)	2.70
Distributions
From Net Investment Income	—	(0.12)	—	—	(0.04)
From Net Realized Gains	—	—	—	(0.17)	—
Total Distributions	—	(0.12)	—	(0.17)	(0.04)
Net Asset Value, End of Period	$10.90	$8.74	$7.79	$11.72	$12.60

Total Return(2)	24.71%	13.75%	(33.53)%	(5.78)%	27.21%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.17%	1.16%	1.15%	1.16%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.14%	0.22%	1.42%	(0.17)%	(0.16)%
Portfolio Turnover Rate	246%	235%	267%	173%	230%
Net Assets, End of Period (in thousands)	$8,041	$7,283	$22,726	$35,392	$36,240
(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

See Notes to Financial Statements.

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$8.79	$7.83	$11.76	$12.61	$9.94
Income From Investment Operations
Net Investment Income (Loss)(1)	0.14	0.04	0.12	(0.01)	0.02
Net Realized and Unrealized Gain (Loss)	2.05	1.06	(4.05)	(0.67)	2.70
Total From Investment Operations	2.19	1.10	(3.93)	(0.68)	2.72
Distributions
From Net Investment Income	—	(0.14)	—	—	(0.05)
From Net Realized Gains	—	—	—	(0.17)	—
Total Distributions	—	(0.14)	—	(0.17)	(0.05)
Net Asset Value, End of Period	$10.98	$8.79	$7.83	$11.76	$12.61

Total Return(2)	24.91%	14.04%	(33.42)%	(5.53)%	27.45%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.97%	0.96%	0.95%	0.96%	0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.34%	0.42%	1.62%	0.03%	0.04%
Portfolio Turnover Rate	246%	235%	267%	173%	230%
Net Assets, End of Period (in thousands)	$33	$23	$28	$27	$633
(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

See Notes to Financial Statements.

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$8.68	$7.73	$11.67	$12.58	$9.94
Income From Investment Operations
Net Investment Income (Loss)(1)	0.09	— (2)	0.07	(0.05)	(0.03)
Net Realized and Unrealized Gain (Loss)	2.02	1.05	(4.01)	(0.69)	2.69
Total From Investment Operations	2.11	1.05	(3.94)	(0.74)	2.66
Distributions
From Net Investment Income	—	(0.10)	—	—	(0.02)
From Net Realized Gains	—	—	—	(0.17)	—
Total Distributions	—	(0.10)	—	(0.17)	(0.02)
Net Asset Value, End of Period	$10.79	$8.68	$7.73	$11.67	$12.58

Total Return(3)	24.31%	13.57%	(33.76)%	(6.03)%	26.83%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.42%	1.41%	1.40%	1.41%	1.40%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.89%	(0.03)%	1.17%	(0.42)%	(0.41)%
Portfolio Turnover Rate	246%	235%	267%	173%	230%
Net Assets, End of Period (in thousands)	$393	$406	$1,081	$751	$853
(1)	Computed using average shares outstanding throughout the period.
(2)	Per-share amount was less than $0.005.
(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

See Notes to Financial Statements.

R Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$8.61	$7.67	$11.61	$12.56	$9.93
Income From Investment Operations
Net Investment Income (Loss)(1)	0.07	(0.03)	0.07	(0.08)	(0.06)
Net Realized and Unrealized Gain (Loss)	2.00	1.05	(4.01)	(0.70)	2.70
Total From Investment Operations	2.07	1.02	(3.94)	(0.78)	2.64
Distributions
From Net Investment Income	—	(0.08)	—	—	(0.01)
From Net Realized Gains	—	—	—	(0.17)	—
Total Distributions	—	(0.08)	—	(0.17)	(0.01)
Net Asset Value, End of Period	$10.68	$8.61	$7.67	$11.61	$12.56

Total Return(2)	24.04%	13.25%	(33.94)%	(6.36)%	26.58%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.67%	1.66%	1.65%	1.66%	1.65%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.64%	(0.28)%	0.92%	(0.67)%	(0.66)%
Portfolio Turnover Rate	246%	235%	267%	173%	230%
Net Assets, End of Period (in thousands)	$72	$56	$41	$65	$641
(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
American Century Growth Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Legacy Multi Cap Fund, one of the funds constituting American Century Growth Funds, Inc. (the “Corporation”) as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Corporation is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Legacy Multi Cap Fund of American Century Growth Funds, Inc. as of July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
September 20, 2011

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors), is 72. However, the mandatory retirement age for an individual director may be extended with the approval of the remaining independent directors.

Mr. Thomas is the only director who is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS). The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5Years
Independent Directors
Thomas A. Brown (1940)	Director	Since 1980	Managing Member, Associated Investments, LLC (real estate investment company); Brown Cascade Properties, LLC (real estate investment company) (2001 to 2009)	64	None
Andrea C. Hall (1945)	Director	Since 1997	Retired as advisor to the President, Midwest Research Institute (not-for-profit research organization) (June 2006)	64	None
Jan M. Lewis (1957)	Director	Since 2011	President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization) (2006 to present); President, BUCON, Inc. (full-service design-build construction company) (2004 to 2006)	64	None
James A. Olson (1942)	Director	Since 2007	Member, Plaza Belmont LLC (private equity fund manager); Chief Financial Officer, Plaza Belmont LLC (September 1999 to September 2006)	64	Saia, Inc. and Entertainment Properties Trust

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5Years
Independent Directors
Donald H. Pratt (1937)	Director and Chairman of the Board	Since 1995 (Chairman since 2005)	Chairman and Chief Executive Officer, Western Investments, Inc. (real estate company)	64	None
M. Jeannine Strandjord (1945)	Director	Since 1994	Retired	64	DST Systems Inc., Euronet Worldwide Inc., and Charming Shoppes, Inc.
John R. Whitten (1946)	Director	Since 2008	Project Consultant, Celanese Corp. (industrial chemical company)	64	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Advisory Director	Since 2011	Retired; Executive Vice President, Technology & Operations, KeyCorp. (computer services) (2004 to 2010)	64	Applied Industrial Technology (2001 to 21010)

Interested Director
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as: Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	104	None

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007
President and Chief Executive Officer, ACC (March 2007 to present); Chief
Administrative Officer, ACC (February 2006 to February 2007); Executive
Vice President, ACC (November 2005 to February 2007). Also serves as:
Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM;
Director, ACC, ACIM and other ACC subsidiaries

Barry Fink (1955)	Executive Vice President since 2007
Chief Operating Officer and Executive Vice President, ACC (September 2007
to present); President, ACS (October 2007 to present); Managing Director,
Morgan Stanley (2000 to 2007); Global General Counsel, Morgan Stanley
(2000 to 2006). Also serves as: Manager, ACS and Director, ACC and certain
ACC subsidiaries

Maryanne L. Roepke (1956)	Chief Compliance Officer since 2006 and Senior Vice President since 2000
Chief Compliance Officer, American Century funds, ACIM and ACS (August
2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006);
and Treasurer and Chief Financial Officer, various American Century funds
(July 2000 to August 2006). Also serves as: Senior Vice President, ACS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (February 1994 to present); Vice President, ACC (November
2005 to present), General Counsel, ACC (March 2007 to present); Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and
Senior Vice President, ACIM and ACS

Robert J. Leach (1966)	Vice President, Treasurer and Chief Financial Officer since 2006	Vice President, ACS (February 2000 to present); and Controller, various American Century funds (1997 to September 2006)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to present)

The Statement of Additional Information has additional information about the fund’s directors and is available without charge, upon request, by calling 1-800-345-2021.

Approval of Management Agreement

At a meeting held on June 9, 2011, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance and Portfolio Commentary sections of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Growth Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-ANN-72770   1109

ITEM 2.  CODE OF ETHICS.

(a)
The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)	No response required.

(c)	None.

(d)	None.

(e)	Not applicable.

(f)
The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	M. Jeannine Strandjord, James A. Olson and Andrea C. Hall are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

(b)	No response required.

(c)	No response required.

(d)	No response required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2010:                    $42,012
FY 2011:                    $46,458

(b)	Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:
FY 2010: $0 FY 2011: $0
Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):
FY 2010: $0 FY 2011: $0
(c)	Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2010:                    $0
FY 2011:                    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2010:                    $0
FY 2011:                    $0

(d)	All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:
FY 2010: $0 FY 2011: $0
Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):
FY 2010: $0 FY 2011: $0

(e)(1)
In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee.  Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)
All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.  Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)
The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2010:                    $60,027
FY 2011:                    $64,047

(h)
The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.  The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)
Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY GROWTH FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 29, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 29, 2011